Investment in Affiliates (Tables)	6 Months Ended
Sep. 30, 2017
Summary of Investment in Affiliates

Investment in affiliates at March 31, 2017 and September 30, 2017 consists of the following:

	Millions of yen
	March 31, 2017	September 30, 2017
Shares	¥485,386	¥539,053
Loans and others	38,848	55,377

	¥524,234	¥594,430